Amounts Due from/(to) Related Parties	12 Months Ended
Mar. 31, 2026
Amounts Due from/(to) Related Parties [Abstract]
AMOUNTS DUE FROM/(TO) RELATED PARTIES

NOTE 10 — AMOUNTS DUE FROM/(TO) RELATED PARTIES

		As of March 31,
Name of related parties	Relationship	2026	2025
		US$	US$
K-Mark Industrial Limited	Related company with common directors and shareholders	(498)	(503)
Bright Forward Technology Limited	Related company with common directors and shareholders	(175,655)	(446,519)
		(176,153)	(47,022)

	As of March 31,
	2026	2025
	US$	US$
Representing:
Amounts due to related parties	(176,153)	(47,022)
	(176,153)	(47,022)

The amounts due from/(to) related parties are unsecured, interest-free and repayable on demand.